ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
Unaudited	September 30, 2006
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 2.7%
Common Stocks 2.7%
AMP (1)	278,000	1,854
Brambles Industries (1)	255,200	2,428
Macquarie Infrastructure, Equity Units	1,179,600	2,817
Rinker Group	124,100	1,287
Rio Tinto (1)	47,000	2,458
Transurban Group (1)	400,000	2,179
Total Australia (Cost $11,483)		13,023

AUSTRIA 2.1%
Common Stocks 2.1%
Erste Bank der Oesterreich Sparkasse	121,530	7,570
Wiener Staedtische Versicherung	42,100	2,644
Total Austria (Cost $8,872)		10,214

BELGIUM 3.0%
Common Stocks 3.0%
InBev	89,340	4,921
KBC	39,230	4,133
SES Global GDR	320,200	4,806
UCB	9,170	584
Total Belgium (Cost $14,336)		14,444

BRAZIL 2.2%
Common Stocks 2.0%
Companhia Vale Do Rio Doce ADR (USD) (1)	139,300	2,578
Petroleo Brasileiro ADR (USD) (1)	93,720	7,014
		9,592
Preferred Stocks 0.2%
Banco Itau Holdings Financiera, 0.00%	42,500	1,273
		1,273
Total Brazil (Cost $5,019)		10,865
CANADA 0.5%
Common Stocks 0.5%
Telus, Non-voting shares (USD)	44,000	2,463
Total Canada (Cost $1,178)		2,463
CHINA 0.6%
Common Stocks 0.6%
China Overseas Land & Investment (HKD)	1,750,000	1,350
China Petroleum & Chemical (HKD)	2,292,000	1,418
Total China (Cost $2,742)		2,768
DENMARK 1.0%
Common Stocks 1.0%
Novo Nordisk, Series B	64,955	4,829
Total Denmark (Cost $2,300)		4,829
EGYPT 0.3%
Common Stocks 0.3%
MobiNil-Egyptian	55,555	1,570
Total Egypt (Cost $1,911)		1,570
FINLAND 0.7%
Common Stocks 0.7%
Nokia	173,123	3,439
Total Finland (Cost $560)		3,439

FRANCE 9.8%
Common Stocks 9.8%
Accor	91,582	6,245
AXA	168,968	6,234
LVMH (1)	73,844	7,612
Pernod-Ricard (1)	28,975	6,032
PPR	10,041	1,489
Safran	117,700	2,380
Societe Generale (1)	27,928	4,446
Television Francaise	82,137	2,625
Total	87,413	5,739
Veolia Environnement	71,900	4,343
Total France (Cost $32,897)		47,145

GERMANY 4.3%
Common Stocks 4.3%
Commerzbank	169,200	5,699
Fresenius Medical Care	38,500	5,004
Hypo Real Estate Holding	69,660	4,348
Praktiker Bau-und Heimwerk (1)	173,200	5,715
Total Germany (Cost $14,740)		20,766

GREECE 3.0%
Common Stocks 3.0%
Cosmote Mobile Communication	61,938	1,485
Hellenic Telecommunications (2)	266,170	6,531
National Bank of Greece	144,740	6,232
Total Greece (Cost $11,191)		14,248

HONG KONG 0.1%
Common Stocks 0.1%
Shangri-La Asia	140,000	309
Total Hong Kong (Cost $299)		309

INDIA 1.1%
Common Stocks 1.1%
Bharti Airtel (2)	298,200	3,235
I-Flex Solutions	59,600	1,874
Total India (Cost $3,110)		5,109

IRELAND 1.4%
Common Stocks 1.4%
Anglo Irish Bank	305,400	5,017
CRH	46,100	1,561
Total Ireland (Cost $5,100)		6,578

ITALY 7.9%
Common Stocks 7.9%
AEM	540,000	1,459
Banca Intesa	524,310	3,452
Capitalia	713,700	5,913
Eni SPA	164,433	4,875
IntesaBci SPA	723,700	4,435
Lottomatica	92,100	3,471
Mediobanca (1)	130,600	2,850
Saipem	199,900	4,347
UniCredito Italiano	907,970	7,539
Total Italy (Cost $29,103)		38,341

JAPAN 23.4%

Common Stocks 23.4%
AIFUL (1)	68,100	2,637
Astellas Pharma (1)	60,700	2,443
Canon	49,800	2,600
Credit Saison	60,700	2,562
Fanuc	34,400	2,688
Honda	75,400	2,537
HOYA	90,800	3,424
Ibiden	79,900	4,225
JSR (1)	74,600	1,644
Keyence (1)	17,200	3,965
Leopalace21	53,900	1,969
Marui (1)	277,800	4,070
Mitsubishi Corporation	210,300	3,957
Mitsubishi Estate (1)	107,000	2,339
Mitsubishi UFJ Financial	401	5,165
Mitsui Fudosan (1)	276,000	6,280
Mitsui Trust Holdings	310,000	3,531
Nidec (1)	32,100	2,424
Nitto Denko (1)	34,300	2,035
ORIX	18,670	5,166
Otsuka (1)	19,800	2,108
Rakuten (1)	6,041	2,370
Resona Holdings (1)	1,142	3,426
Secom (1)	76,900	3,812
Sega Sammy Holdings (1)	95,400	3,072
Seven & I	86,000	2,770
Shin-Etsu Chemical	54,700	3,495
SMC	26,300	3,484
Sony (1)	91,300	3,698
Sumitomo Mitsui Financial (1)	877	9,216
T&D Holdings	35,400	2,565
Toyota Motor	99,400	5,408
USHIO (1)	94,900	2,047
Total Japan (Cost $84,740)		113,132
MEXICO 2.6%
Common Stocks 2.6%
America Movil ADR, Series L (USD)	126,600	4,984
Grupo Financiero Banorte	1,150,600	3,605
Grupo Televisa ADR (USD)	90,300	1,920
Wal-Mart de Mexico, Series V	563,452	1,919
Total Mexico (Cost $4,182)		12,428
NETHERLANDS 0.8%
Common Stocks 0.8%
Koninklijke Numico (1)	86,538	3,897
Total Netherlands (Cost $1,906)		3,897
NORWAY 0.8%
Common Stocks 0.8%
Telenor ASA	312,300	4,083
Total Norway (Cost $4,016)		4,083
SINGAPORE 0.8%
Common Stocks 0.8%
Starhub	1,180,285	1,674
Venture	293,000	2,328
Total Singapore (Cost $4,100)		4,002
SOUTH AFRICA 0.5%
Common Stocks 0.5%
Naspers, N shares	156,700	2,420
Total South Africa (Cost $2,055)		2,420

SOUTH KOREA 1.8%
Common Stocks 1.8%
Kookmin Bank	34,830	2,746
Lotte Shopping (1)	4,770	1,689
Samsung Electronics	6,100	4,280
Total South Korea (Cost $5,059)		8,715

SPAIN 6.0%
Common Stocks 6.0%
Acciona	29,636	4,512
ACS Actividades Constuccion y Servicios	113,400	5,381
Cia de Distribucion Integral Logista	64,200	3,915
Cintra, Concesiones de Infraestructuras de Transporte (1)	35,200	496
Enagas	163,100	3,954
Grupo Ferrovial (1)	41,400	3,330
Telefonica SA	414,655	7,191
Total Spain (Cost $25,849)		28,779

SWEDEN 3.0%
Common Stocks 3.0%
Assa-Abloy, Series B (1)	372,000	6,931
Atlas Copco, A shares	193,500	5,093
S-E-Banken	90,400	2,435
Total Sweden (Cost $14,596)		14,459
SWITZERLAND 5.9%

Common Stocks 5.9%
Nobel Biocare	16,688	4,107
Novartis	142,621	8,325
Swiss Life Holding	32,200	7,532
UBS	140,813	8,423
Total Switzerland (Cost $19,725)		28,387

TAIWAN 1.0%

Common Stocks 1.0%
Hon Hai Precision	368,400	2,243
Mediatek	133,000	1,262
Taiwan Semiconductor ADR (USD) (1)	148,138	1,422
Total Taiwan (Cost $4,599)		4,927

UNITED KINGDOM 10.6%

Common Stocks 10.6%
AMVESCAP PLC	538,500	5,845
Aviva	339,400	4,974
BP	264,471	2,881
Capita Group	530,500	5,436
Friends Provident	1,024,700	3,711
GlaxoSmithKline	192,968	5,136
Johnson Matthey	160,600	4,145
Next	139,700	4,957
Reckitt Benckiser	119,686	4,959
Royal Dutch Shell, B Shares	263,503	8,941
Total United Kingdom (Cost $38,692)		50,985
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Reserve Investment Fund, 5.37% (3)(4)	10,283,285	10,283
Total Short-Term Investments (Cost $10,283)		10,283
SECURITIES LENDING COLLATERAL 16.7%
Money Market Pooled Account 16.7%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 5.328% (3)	80,455,965	80,456
Total Securities Lending Collateral (Cost $80,456)		80,456
Total Investments in Securities
116.7% of Net Assets (Cost $445,099)		$563,064

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at September 30, 2006 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Stock Portfolio
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Series, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At September 30, 2006, the value of loaned securities was $77,956,000; aggregate collateral consisted of $80,456,000 in the money market pooled account and U.S. government securities valued at $1,291,000.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $445,099,000. Net unrealized gain aggregated $117,954,000 at period-end, of which $127,333,000 related to appreciated investments and $9,379,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $258,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $10,283,000 and $7,901,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Series, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006